Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Clipper Funds Trust
Entity Central Index Key	0001316506
Document Period End Date	Dec. 31, 2025